UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2008
                                                   --------------------------

Check here if Amendment [   ];               Amendment Number:
                                                              ---------------
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Hawkeye Capital Management LLC
              ---------------------------------------
Address:      800 Third Avenue, 9th Floor
              ---------------------------------------
              New York, NY 10022
              ---------------------------------------

Form 13F File Number: 028-
                      -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard Rubin
               ------------------------------

Title:         Managing Member
               ------------------------------

Phone:         (212) 265-0565
               ------------------------------

Signature, Place, and Date of Signing:

          /s/Richard Rubin     New York, NY     August 12, 2008
          ----------------     ------------     ---------------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:        0
                                          ---------------

Form 13F Information Table Entry Total:   11
                                          ---------------

Form 13F Information Table Value Total:   71,376
                                          ---------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
------            ----------------------


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



                  TITLE OF               VALUE     SHARES /                        INESTMENT    OTHER
SECURITY           CLASS      CUSIP    (X$1,000)    PRN AMT   SH / PRN  PUT/ CALL  DISCRETION  MANAGERS      VOTING AUTHORITY
----------------  --------  ---------  ----------  ---------  --------  ---------  ----------  --------  ------------------------
                                                                                                           SOLE     SHARED  NONE
                                                                                                         ---------  ------  -----

                  COM
BELO CORP         SER A     080555105   4,693.00     642,015  SH                   SOLE                    642,015
----------------  --------  ---------  ----------  ---------  --------             ----------            ---------
BOOKS A
MILLION           COM       098570104   1,344.00     175,410  SH                   SOLE                    175,410
----------------  --------  ---------  ----------  ---------  --------             ----------            ---------
CUMULUS MEDIA
INC               CL A      231082108  11,898.00   3,019,761  SH                   SOLE                  3,019,761
----------------  --------  ---------  ----------  ---------  --------             ----------            ---------
DANA HOLDING
CORP              COM       235825205   1,913.00     357,505  SH                   SOLE                    357,505
----------------  --------  ---------  ----------  ---------  --------             ----------            ---------
                  COM
GENTEK INC        NEW       37245X203  24,103.00     896,359  SH                   SOLE                    896,359
----------------  --------  ---------  ----------  ---------  --------             ----------            ---------
KAPSTONE PAPER &
PACKAGING         COM       48562P103  15,041.00   2,255,052  SH                   SOLE                  2,255,052
----------------  --------  ---------  ----------  ---------  --------             ----------            ---------
MORGANS HOTEL
GROUP CO          COM       61748W108   2,461.00     238,960  SH                   SOLE                    238,960
----------------  --------  ---------  ----------  ---------  --------             ----------            ---------
RENAISSANCE       *W EXP
ACQUISITION        01/28    75966C115     146.00     975,000  SH                   SOLE                    975,000
----------------  --------  ---------  ----------  ---------  --------             ----------            ---------
RENAISSANCE
ACQUISITION       COM       75966C305   3,656.00     633,700  SH                   SOLE                    633,700
----------------  --------  ---------  ----------  ---------  --------             ----------            ---------
SCOTTS MIRACLE
GRO CO            CL A      810186106   3,953.00     225,000  SH                   SOLE                    225,000
----------------  --------  ---------  ----------  ---------  --------             ----------            ---------
USA MOBILITY INC  COM       90341G103   2,168.00     287,152  SH                   SOLE                    287,152
----------------  --------  ---------  ----------  ---------  --------             ----------            ---------



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